SHAREHOLDERS' EQUITY - Legal Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	$ (8,737)	$ 3,400
Movements in the year	6,680	(12,137)
Legal reserves, ending balance	(2,057)	(8,737)
Legal Reserve Currency translation reserve (CTA)
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(6,384)	3,965
Movements in the year	6,042	(10,349)
Legal reserves, ending balance	(343)	(6,384)
Legal Reserve Capitalized development cost
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	402	402
Movements in the year	(296)	0
Legal reserves, ending balance	106	402
Legal Reserve participating interest
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	233	1,316
Movements in the year	(233)	(1,083)
Legal reserves, ending balance	0	233
Reserve Fair value revaluation
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(2,988)	(2,283)
Movements in the year	1,167	(705)
Legal reserves, ending balance	$ (1,821)	$ (2,988)